Financial instruments - Carrying amount and fair value (Details) - EUR (€)	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	€ 922,102,000	€ 2,145,632,000	€ 2,145,632,000	€ 1,657,461,000	€ 1,657,461,000	€ 978,109,000	€ 978,109,000
trade accounts receivable and other receivables	3,580,280,000		3,337,706,000
accounts receivable related parties	74,435,000		92,662,000
Derivatives cash flow hedging instruments	799,000		1,492,000
Derivatives not designated as hedging instruments	18,150,000		18,222,000
Equity investments	144,693,000		140,727,000
Debt securities	363,632,000		334,035,000
Other financial assets	225,513,000		251,963,000
Other Current and Non Current Financial Assets	752,787,000		746,439,000
Financial assets	5,329,604,000		4,839,973,000			€ 4,834,897,000
accounts payable	680,235,000		641,271,000
Amounts payable, related party transactions	155,999,000		153,781,000
Current Debt Instruments Issued	1,434,831,000		1,394,194,000
Noncurrent Debt Instruments Issued	7,431,422,000		6,152,034,000
Lease Liability Related Party	4,543,310,000
Derivatives cash flow hedging instruments liabilities	4,045,000		1,125,000
Derivatives not designated as hedging instruments liabilities	19,694,000		18,911,000
Current variable payments outstanding for acquisitions	121,266,000		172,278,000
Noncontrolling Interest Subject To Put provisions	(17,902,000)		818,871,000		€ 66,807,000
other current financial liabilities	1,455,998,000		1,467,767,000
other current and noncurrent financial liabilities	2,442,005,000		2,478,952,000
Financial liabilities	16,687,802,000		10,820,232,000
Level 1
Disclosure of detailed information about financial instruments [line items]
Equity investments	11,747,000		13,869,000
Debt securities	359,225,000		329,821,000
Noncurrent Debt Instruments Issued	4,747,246,000		4,227,684,000
Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	145,420,000		1,313,747,000
Derivatives cash flow hedging instruments	799,000		1,492,000
Derivatives not designated as hedging instruments	18,150,000		18,222,000
Equity investments	132,946,000		126,858,000
Debt securities	4,407,000		4,214,000
Noncurrent Debt Instruments Issued	2,894,738,000		2,022,057,000
Derivatives cash flow hedging instruments liabilities	4,045,000		1,125,000
Derivatives not designated as hedging instruments liabilities	19,694,000		18,911,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Current variable payments outstanding for acquisitions	121,266,000		172,278,000
Noncontrolling Interest Subject To Put provisions	841,002,000		818,871,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	145,420,000		1,313,747,000
Derivatives not designated as hedging instruments	18,150,000		18,222,000
Equity investments	112,420,000		106,350,000
Debt securities	96,823,000		83,213,000
Other financial assets	0
Other Current and Non Current Financial Assets	227,393,000		207,785,000
Financial assets	372,813,000		1,521,532,000
Financial Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives not designated as hedging instruments liabilities	19,694,000		18,911,000
Current variable payments outstanding for acquisitions	121,266,000		172,278,000
other current and noncurrent financial liabilities	140,960,000		191,189,000
Financial liabilities	140,960,000		191,189,000
Financial Instruments Not Assigned To Category [Member]
Disclosure of detailed information about financial instruments [line items]
trade accounts receivable and other receivables	70,378,000		49,448,000
Derivatives cash flow hedging instruments	799,000		1,492,000
Other financial assets	106,227,000		107,125,000
Other Current and Non Current Financial Assets	107,026,000		108,617,000
Financial assets	177,404,000		158,065,000
Noncurrent Debt Instruments Issued	0		36,144,000
Lease Liability Related Party	4,543,310,000
Derivatives cash flow hedging instruments liabilities	4,045,000		1,125,000
Noncontrolling Interest Subject To Put provisions	841,002,000		818,871,000
other current and noncurrent financial liabilities	845,047,000		819,996,000
Financial liabilities	5,388,357,000		856,140,000
Financial Assets At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	776,682,000		831,885,000
trade accounts receivable and other receivables	3,509,902,000		3,288,258,000
accounts receivable related parties	74,435,000		92,662,000
Other financial assets	119,286,000		144,838,000
Other Current and Non Current Financial Assets	119,286,000		144,838,000
Financial assets	4,480,305,000		4,357,643,000
Financial Liabilities At Amortised Cost [Member]
Disclosure of detailed information about financial instruments [line items]
accounts payable	680,235,000		641,271,000
Amounts payable, related party transactions	155,999,000		153,781,000
Current Debt Instruments Issued	1,434,831,000		1,394,194,000
Noncurrent Debt Instruments Issued	7,431,422,000		6,115,890,000
other current financial liabilities	1,455,998,000		1,467,767,000
other current and noncurrent financial liabilities	1,455,998,000		1,467,767,000
Financial liabilities	11,158,485,000		9,772,903,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure of detailed information about financial instruments [line items]
Equity investments	32,273,000		34,377,000
Debt securities	266,809,000		250,822,000
Other financial assets			0
Other Current and Non Current Financial Assets	299,082,000		285,199,000
Financial assets	€ 299,082,000		€ 285,199,000